Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 18, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 18, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
ACADIAN EMERGING MARKETS PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	AICF_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

ACADIAN EMERGING MARKETS PORTFOLIO (THE "FUNDS")

Supplement dated September 18, 2013 to the Institutional Class Shares Prospectus dated March 1, 2013 (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective as of October 1, 2013, the Board of Trustees of the Trust has approved a reduction in the redemption fee holding period for each Fund from 90 days to 30 days. Accordingly, the Prospectus is amended and supplemented as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

1. In each Fund's "Fund Fees and Expenses" section, the "Shareholder Fees" table on page 1 for the Acadian Emerging Markets Debt Fund and page 12 for the Acadian Emerging Markets Portfolio is hereby deleted and replaced with the following:

REDEMPTION FEE

--------------------------------------------------------------------------------

As a percentage of amount redeemed, if redeemed

within 30 days of purchase                                                2.00%

Supplement Closing [Text Block]	AICF_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE ACA-SK-018-0100
ACADIAN EMERGING MARKETS DEBT FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	AICF_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

ACADIAN EMERGING MARKETS DEBT FUND

Supplement dated September 18, 2013 to the Institutional Class Shares Prospectus dated March 1, 2013 (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective as of October 1, 2013, the Board of Trustees of the Trust has approved a reduction in the redemption fee holding period for each Fund from 90 days to 30 days. Accordingly, the Prospectus is amended and supplemented as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

1. In each Fund's "Fund Fees and Expenses" section, the "Shareholder Fees" table on page 1 for the Acadian Emerging Markets Debt Fund and page 12 for the Acadian Emerging Markets Portfolio is hereby deleted and replaced with the following:

REDEMPTION FEE

--------------------------------------------------------------------------------

As a percentage of amount redeemed, if redeemed

within 30 days of purchase                                                2.00%

Supplement Closing [Text Block]	AICF_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE ACA-SK-018-0100